LEASES AS LESSEE (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental balance sheet information related to operating lease

	As of December 31,
	2023	2024
	$US	$US
Operating lease right-of-use assets	522,148	1,242,524

Operating lease liabilities – current	157,980	423,214
Operating lease liabilities – non-current	290,684	755,395
Total operating lease liabilities	448,664	1,178,609

	For the years ended December 31,
	2022	2023	2024
Weighted discount rate for the operating lease	5.00%	5.00%	3.72%
Weighted average remaining lease term	17 months	45 months	36 months

Schedule of Supplemental balance sheet information related to financing lease

	As of December 31,
	2023	2024
	$US	$US
Finance lease right-of-use assets	336,257	38,160
Finance lease payment liabilities-current	230,460	—
Total finance lease liabilities	230,460	—

	For the years ended December 31,
	2022	2023	2024
Weighted discount rate for the financing lease	4.20%	3.91%	3.84%
Weighted average remaining lease term	19 months	13 months	2 months

Schedule of ease expense

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Operating leases expense (excluded interest)	268,195	286,220	347,177
Short-term lease expense	26,466	17,564	29,575
Finance lease cost (excluded interest)	32,306	281,849	293,169
Interest	27,480	38,583	37,275
Total	354,447	624,216	707,196

Schedule of future minimum payments

For the years ended December 31,	Amount
$US
2025	460,719
2026	445,592
2027	254,430
2028	60,356
2029	15,724
2030 and thereafter	13,104
Total lease payments	1,249,925
Less: imputed interest	(71,316)
Total operating lease liabilities, net of interest	1,178,609